Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued payroll and other welfare	$ 1,441,625	$ 1,595,943
Other accrued expenses	329,620	453,036
Total	$ 1,771,245	$ 2,048,979